LOANS - Interest income by portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total interest income	$ 25,465,582	$ 26,534,115	$ 17,559,516
Banco de Occidente S.A.
Disclosure of financial assets [line items]
Interest income of the derivative designated as the hedging instrument	595
Commercial - Client portfolio
Disclosure of financial assets [line items]
Total interest income	13,572,183	14,497,926	8,608,592
Consumer
Disclosure of financial assets [line items]
Total interest income	9,127,660	9,208,508	7,048,747
Mortgage
Disclosure of financial assets [line items]
Total interest income	1,947,812	1,687,962	1,349,898
Microcredit
Disclosure of financial assets [line items]
Total interest income	48,710	71,352	64,582
Repos, interbank loans portfolio
Disclosure of financial assets [line items]
Total interest income	769,217	$ 1,068,367	$ 487,697
Iinterest income of cash and cash equivalents	$ 584,748